SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
As of December 31, 2016, 2015 and 2014, our accumulated other comprehensive loss relate to unrealized net losses on qualifying cash flow hedges.

(in thousands of $)	2016	2015	2014
Unrealized net loss on qualifying cash flow hedging instruments	(5,053)	(9,725)	(2,086)

Schedule of Vessels and Equipment Estimated Useful Lives
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs)	40 years
Vessels - Converted FSRUs	20 years from conversion date
Drydocking expenditure	2 to 5 years
Mooring equipment	11 years

Schedule of Impairment of Long-Lived Assets Held and Used
The following table presents the market values and carrying values of certain of our vessels that we have determined to have a market value that is less than their carrying value as of December 31, 2016. While the market values of these vessels are below their carrying values, no vessel impairment has been recognized on any of these vessels as the estimated future undiscounted cash flows relating to such vessels are greater than their carrying values.

Vessel	2016 Market value(1)	2016 Carrying value
(in millions of $)
Golar Winter	184.8	225.5
NR Satu	151.5	191.1
Golar Maria	120.5	194.7
Golar Mazo	105.0	141.4
Methane Princess	106.5	111.2

(1) Market values are determined using reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.

Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.